Average Annual Total Returns - Direxion Monthly NASDAQ-100 Bull 2X Fund	Investor Class 1 Year	Investor Class 5 Years	Investor Class 10 Years	Investor Class Return After Taxes on Distributions 1 Year	Investor Class Return After Taxes on Distributions 5 Years	Investor Class Return After Taxes on Distributions 10 Years	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 10 Years	NASDAQ-100® Index (reflects no deduction for fees, expenses or taxes) 1 Year	NASDAQ-100® Index (reflects no deduction for fees, expenses or taxes) 5 Years	NASDAQ-100® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	79.35%	28.55%	32.13%	76.33%	26.61%	31.09%	46.59%	22.58%	28.10%	39.46%	16.91%	18.07%